Accounts Receivable - Movements in Provision for Impairment of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
At beginning of the year	¥ 2,431	¥ 4,053	¥ 4,771
Provision for impairment of accounts receivable	426	226	561
Reversal of provision for impairment of accounts receivable	(76)	(1,604)	(1,178)
Receivables written off as uncollectible	(1,641)	(244)	(101)
At end of the year	¥ 1,140	¥ 2,431	¥ 4,053